WARRANT LIABILITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average assumptions:
Risk-free interest rate	0.91%	0.20%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	1 year 8 months 23 days	2 years 8 months 23 days
Expected stock price volatility	83.13%	73.93%
Weighted average fair value	$ 0.38	$ 0.77